UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03495

DWS Money Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2013 (Unaudited)

Tax Free Money Fund Investment
	Principal Amount ($)	Value ($)
Municipal Investments 100.0%
Alabama 1.8%
Alabama, Mobile Industrial Development Board, Dock & Wharf Revenue, Holnam, Inc. Project, Series A, 144A, 0.12% *, 6/1/2032, LOC: Bayerische Landesbank	2,310,000	2,310,000
Alaska 1.5%
Alaska, Eclipse Funding Trust Various States, Solar Eclipse, State Industrial Development & Experiment, 144A, 0.07% *, 10/1/2014, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	2,000,000	2,000,000
California 13.2%
California, Austin Trust, Various States, Series 2008-1065, 0.19% *, 3/1/2033, LIQ: Bank of America NA	1,000,000	1,000,000
California, State General Obligation, Series 2178, 0.11% *, 12/1/2037, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	1,200,000	1,200,000
California, State University Revenue, Series A, Prerefunded 5/1/2014 @ 100, 4.75%, 11/1/2024, INS: AGMC	2,200,000	2,258,031
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Series R-13104CE, 144A, 0.57% *, 9/6/2035, GTY: Citibank NA, LIQ: Citibank NA	4,100,000	4,100,000
Los Angeles County, CA, General Obligation, Series A, 2.0%, 2/28/2014	3,000,000	3,022,500
Rancho, CA, Water District Financing Authority Revenue, Series B, 0.06% *, 8/15/2031, LOC: U.S. Bank NA	700,000	700,000
San Jose, CA, Redevelopment Agency, TECP, 0.17%, 12/10/2013, LOC: JPMorgan Chase Bank NA	5,000,000	5,000,000

		17,280,531
Florida 4.5%
Florida, University Athletic Association, Inc., Capital Improvement Revenue, 0.06% *, 10/1/2031, LOC: JPMorgan Chase Bank NA	620,000	620,000
Hillsborough County, FL, Housing Finance Authority, Multi-Family Revenue, Hunt Club Apartments, 0.1% *, 8/15/2041, LOC: SunTrust Bank	5,310,000	5,310,000

		5,930,000
Idaho 1.6%
Idaho, State Tax Anticipation Notes, 2.0%, 6/30/2014	2,000,000	2,026,916
Illinois 14.8%
Channahon, IL, Morris Hospital Revenue, Series D, 0.08% *, 12/1/2032, LOC: U.S. Bank NA	2,840,000	2,840,000
Chicago, IL, Metropolitan Water Reclamation District, Greater Chicago Capital Improvement, Series C, 3.0%, 12/1/2013	1,575,000	1,582,407
Illinois, State Educational Facilities Authority, State Xavier University Project, Series A, 144A, 0.09% *, 10/1/2032, LOC: LaSalle Bank NA	3,160,000	3,160,000
Illinois, State Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, Inc., 0.07% *, 4/1/2033, LOC: Northern Trust Co.	3,815,000	3,815,000
Illinois, State Finance Authority Revenue, Resurrection Health, Series C, 0.08% *, 5/15/2035, LOC: Barclays Bank PLC	2,900,000	2,900,000
Illinois, Upper River Valley Development Authority, Industrial Development Revenue, Cathy Asta Enterprises LLC, Series A, 0.22% *, 8/1/2033, LOC: LaSalle Bank NA	5,000,000	5,000,000

		19,297,407
Indiana 2.7%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.14% *, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	3,500,000	3,500,000
Kentucky 1.7%
Jeffersontown, KY, Lease Program Revenue, State League of Cities Funding Trust, 0.08% *, 3/1/2030, LOC: U.S. Bank NA	2,180,000	2,180,000
Massachusetts 2.1%
Massachusetts, State Consolidated Loan, Series D, Prerefunded 10/1/2013 @ 100, 5.25%, 10/1/2020	1,500,000	1,500,000
Massachusetts, State Development Finance Agency Revenue, Clark University, 0.07% *, 10/1/2038, LOC: TD BankNorth NA	1,200,000	1,200,000

		2,700,000
Michigan 2.6%
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.13% **, 11/15/2047	3,385,000	3,385,000
Minnesota 0.0%
Coon Rapids, MN, Industrial Development Revenue, Kurt Manufacturing Project, AMT, 0.29% *, 11/1/2017, LOC: U.S. Bank NA	20,000	20,000
Mississippi 2.8%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series E, 0.07% *, 12/1/2030, GTY: Chevron Corp.	3,700,000	3,700,000
Missouri 2.8%
Missouri, Independence Industrial Development Authority Revenue, Series A, 0.23% *, 11/1/2027, LOC: Bank of America NA	3,700,000	3,700,000
New Hampshire 4.5%
New Hampshire, State Health & Education Facilities Authority Revenue, Easter Seals Rehabilitation Center, Series A, 0.09% *, 12/1/2034, LOC: Citizens Bank of NH	4,500,000	4,500,000
New Hampshire, State Health & Education Facilities Authority Revenue, Frisbie Memorial Hospital, 0.13% *, 10/1/2013, LOC: TD Bank NA	1,395,000	1,395,000

		5,895,000
New Jersey 2.9%
New Jersey, State Economic Development Authority, Cigarette Tax, Prerefunded 6/15/2014 @ 100, 5.75%, 6/15/2029	3,620,000	3,761,089
New York 13.2%
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Home Aged Project, 0.09% *, 12/1/2040, LOC: HSBC Bank U.S.A. NA	3,900,000	3,900,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Nursing Home, 0.09% *, 12/1/2040, LOC: HSBC Bank U.S.A. NA	2,200,000	2,200,000
New York, State Housing Finance Agency Revenue, Clinton Park Phase II, Series B, 0.15% *, 11/1/2049, LOC: Wells Fargo Bank NA	3,000,000	3,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution, Series AA-4, 0.07% *, 6/15/2049, SPA: Bank of Montreal	3,220,000	3,220,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-1, 0.07% *, 11/15/2022, SPA: JPMorgan Chase Bank NA	840,000	840,000
Series I2, 5.0%, 11/1/2013	1,000,000	1,004,043
New York, NY, General Obligation, Series A-5, 0.07% *, 10/1/2042, LOC: Sumitomo Bank Ltd.	600,000	600,000
Port Authority of New York & New Jersey, 4.0%, 12/1/2013	2,500,000	2,515,777

		17,279,820
North Carolina 0.0%
North Carolina, State Medical Care Commission, Health Care Facilities Revenue, Lenoir Memorial Hospital Project, 0.08% *, 4/1/2036, LOC: Branch Banking & Trust	30,000	30,000
Ohio 0.2%
Ohio, State Highway Capital Improvement, Series P, 3.0%, 5/1/2014	300,000	304,809
Pennsylvania 8.4%
Crawford County, PA, Industrial Development Authority Revenue, Allegheny College, Series B, 0.09% *, 11/1/2039, LOC: PNC Bank NA	2,000,000	2,000,000
Delaware County, PA, Industrial Development Authority, Covanta Energy Project, Series A, 0.11% *, 7/1/2043, LOC: Bank of America NA	3,615,000	3,615,000
Delaware County, PA, Industrial Development Authority, Solid Waste System Revenue, Scott Paper Co., Series D, 0.1% *, 12/1/2018, GTY: Kimberly-Clark Corp.	5,400,000	5,400,000

		11,015,000
Puerto Rico 5.4%
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-46, 144A, 0.17% **, Mandatory Put 12/2/2013, 9/1/2015, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	4,500,000	4,500,000
Puerto Rico, RIB Floater Trust, Series 8WE, 144A, 0.12% *, 9/30/2014, LOC: Barclays Bank PLC	2,500,000	2,500,000

		7,000,000
Tennessee 6.9%
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Board, Vanderbilt University:
TECP, 0.17%, 4/3/2014	5,000,000	5,000,000
Series C, 4.0%, 10/1/2013	800,000	800,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.12% *, 11/1/2013, LOC: BNP Paribas	3,260,000	3,260,000

		9,060,000
Texas 5.7%
Angleton, TX, Independent School District, School Building, 3.75%, 2/15/2014	900,000	911,773
Franklin, TX, Independent School District, 2.0%, 2/15/2014	500,000	503,298
Houston, TX, TECP, 0.12%, 12/10/2013	3,500,000	3,500,000
Houston, TX, Public Improvement, Series A, 2.0%, 3/1/2014	2,150,000	2,165,834
Houston, TX, Water & Sewer Systems Revenue, Series 37TPZ, 144A, 0.08% *, 12/1/2028, LIQ: Wells Fargo Bank NA, LOC: Wells Fargo Bank NA	405,000	405,000

		7,485,905
Virginia 0.5%
Virginia, State Public School Authority, School Financing-1997 Resolution, Series B, 5.25%, 8/1/2014	600,000	624,818

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $130,486,295) †	100.0	130,486,295
Other Assets and Liabilities, Net	0.0	64,479

Net Assets	100.0	130,550,774

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of September 30, 2013.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2013.

† The cost for federal income tax purposes was $130,486,295.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement
TECP: Tax-Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(a)	$—	$130,486,295	$—	$130,486,295
Total	$—	$130,486,295	$—	$130,486,295

There have been no transfers between fair value measurement levels during the period ended September 30, 2013.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax Free Money Fund Investment, a series of DWS Money Market Trust

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2013